Derecognition of financial assets - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2022	Oct. 31, 2021
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
Derecognized CEBA Loans	$ 3.9	$ 4.3